Company Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Statement [Line Items]
Interest and similar income	£ 4,830	£ 5,071	[1]	£ 5,872	[1]
Interest expense and similar charges	(833)	(1,690)	[1]	(2,645)	[1]
Net interest income	3,997	3,381	[1]	3,227	[1]
Other operating income	267	136	[1]	178	[1]
Total operating income	4,544	3,835	[1]	4,032	[1]
Operating expenses before credit impairment losses, provisions and charges	(2,540)	(2,425)	[1]	(2,466)	[1]
Tax on profit	(485)	(101)	[1]	(261)	[1]
Profit after tax	1,405	438	[1]	709	[1]
Santander UK Group Holdings plc
Statement [Line Items]
Interest and similar income	221	309		317
Interest expense and similar charges	(225)	(312)		(320)
Net interest income	(4)	(3)		(3)
Dividend income	1,497	260		450
Other operating income	8	(15)		4
Total operating income	1,501	242		451
Operating expenses before credit impairment losses, provisions and charges	(6)	(7)		(7)
Profit before tax	1,495	235		444
Tax on profit	4	5		5
Profit after tax	£ 1,499	£ 240		£ 449

[1]	Adjusted to reflect the presentation of discontinued operations as set out in Note 43.